Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110

April 26, 2022

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	Aquila Funds Trust
(Filing relates to Aquila High Income Fund and Aquila Opportunity Growth Fund (the “Funds”))
(File Nos. 2-79722 and 811-3578)

Ladies and Gentlemen:

On behalf of Aquila Funds Trust, a Massachusetts business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and the Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment.  The Amendment was filed via the EDGAR system on April 22, 2022 and became effective on April 26, 2022.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz